SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (Q3) (Details) - USD ($)		3 Months Ended				6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	[1]								4,375,000
Diluted weighted average shares outstanding (in shares)	[1]								4,375,000
Basic net income per ordinary share (in dollars per share)									$ 0.00
Diluted net income per ordinary share (in dollars per share)									$ 0.00
Class A Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net income, as adjusted		$ 6,706,018						$ 6,854,200
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)		20,000,000	20,000,000	9,333,333	0	14,777,778	0	16,483,516
Diluted weighted average shares outstanding (in shares)		20,000,000	20,000,000	9,333,333	0	14,777,778	0	16,483,516
Basic net income per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Diluted net income per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net income, as adjusted		$ 1,676,504						$ 2,033,413
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)		5,000,000	5,000,000	4,666,667	4,375,000	4,739,583	4,375,000	4,890,110
Diluted weighted average shares outstanding (in shares)		5,000,000	5,000,000	4,666,667	4,375,000	4,739,583	4,375,000	4,890,110
Basic net income per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Diluted net income per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42

[1]	Excludes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 4). All share and per-share amounts have been retroactively restated to reflect the share cancellation.